Share Capital- Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 24,580	$ 9,983
Share-based compensation in contributed surplus	4,661	5,330
Equity Reserves, Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation in contributed surplus	4,661	5,330
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,405	2,739
Performance share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	13,690	3,605
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	5,698	1,086
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,787	$ 2,553